Related Party Transactions and Balances (Details) - Schedule of Related Parties	6 Months Ended
Jun. 30, 2023
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd. [Member]
Related Party Transaction [Line Items]
Name of related parties	Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.
Relationship with the Company	An entity controlled by Kai Liu, son of Yongjun Liu
Yangzhou Meihua Import and Export Co., Ltd. [Member]
Related Party Transaction [Line Items]
Name of related parties	Yangzhou Meihua Import and Export Co., Ltd.
Relationship with the Company	An entity controlled by Kai Liu, son of Yongjun Liu